Schedule of discontinued operations (Details) - USD ($)	3 Months Ended		9 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021
IfrsStatementLineItems [Line Items]
Revenue	$ 9,241,478	$ 8,000,962	$ 30,508,162	$ 22,484,651
Net income (loss) from discontinued operations	(670,182)	(425,799)	(1,045,934)	(5,034,317)
UMG Media Ltd [Member]
IfrsStatementLineItems [Line Items]
Revenue	141,926	192,500	387,655	374,654
Salaries and wages	340,249	264,637	1,021,046	756,825
Consulting
Professional fees	9,190	14,622	12,891	189,781
Sponsorships and tournaments	85,859	116,507	663,046	562,495
Advertising and promotion	4,480	2,760	20,723	3,369
Office and general	20,790	52,294	57,743	119,309
Technology expenses	10,776	33,150	73,123	93,106
Amortization and depreciation	34,983	136,122	275,592	378,530
Impairment expense	209,934		476,404
Restructuring Costs			90,539
Interest expense	4,225	(19,714)	13,722	29,970
(Gain) loss on foreign exchange	1,642	(2,710)	31,808	(15,400)
Net income (loss) from discontinued operations	(580,202)	(405,168)	(2,348,982)	(1,743,331)
Eden Games SA [Member]
IfrsStatementLineItems [Line Items]
Revenue	434,508	1,416,371	4,759,711	2,604,799
Salaries and wages	329,126	855,367	2,113,180	2,637,904
Consulting	102,951	309,842	796,570	711,209
Office and general	80,029	150,497	265,125	389,361
Amortization and depreciation	1,360	111,554	224,349	1,329,588
Interest expense	(16)	7,780	7,145	34,669
(Gain) loss on foreign exchange		(7,602)	39,350	(168,640)
Net income (loss) from discontinued operations	(78,943)	(11,025)	1,314,085	(2,328,195)
Share-based payments	1	(42)	(93)	(1,097)
Motorsports Group [Member]
IfrsStatementLineItems [Line Items]
Revenue				90,934
Salaries and wages				212,546
Consulting				267,933
Professional fees				22,681
Sponsorships and tournaments				203,637
Advertising and promotion				1,740
Office and general				7,374
Technology expenses				86,590
Amortization and depreciation				201,335
Interest expense				572
(Gain) loss on foreign exchange	11,037	9,606	11,037	49,317
Net income (loss) from discontinued operations	$ (11,037)	$ (9,606)	$ (11,037)	$ (962,791)